Joint operations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Joint Operations [Abstract]
Joint operations proportionate interest in net assets table
Cameco reflects its proportionate interest in these assets and liabilities as follows:

	Principal place
	of business	Ownership	2018	2017

Total assets
McArthur River	Canada	69.81%	$1,065,562	$1,121,509
Key Lake	Canada	83.33%	537,233	482,879
Cigar Lake	Canada	50.03%	1,503,863	1,531,150
Inkai	Kazakhstan	40.00%	-	230,280

			$3,106,658	$3,365,818

Total liabilities
McArthur River		69.81%	$32,829	$38,896
Key Lake		83.33%	222,369	140,214
Cigar Lake		50.03%	38,478	40,687
Inkai		40.00%	-	119,998

			$293,676	$339,795